Accrued Expenses And Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other Current Liabilities [Abstract]
Accrued Expenses And Other Current Liabilities
16.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2010	2011

Accrued payroll and bonus	$2,334	$3,662
Other taxes payable	2,228	1,570
Amount due to employees for stock option exercise proceeds	888	77
Social insurance withholding	386	475
Accrued warranty	183	230
Other accrued expenses	2,829	3,299

	$8,848	$9,313

Movement of warranty accrual is as follows:

	Balance at beginning of the year	Charge to expenses	Deductions	Balance at end of the year

2010	$113	$81	$(11)	$183
2011	$183	$84	$(37)	$230